Organization, Recent History, and Description of Businesses-Past and Present	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
Note 1 – Organization, Recent History, and Description of Businesses-Past and Present

History and Recent Transaction

The “Company” is the term used in these statements and notes to refer to the entity originally incorporated in the State of Delaware back in 1929 and recently reincorporated to the State of Nevada.  The registered name of the Company until early in 2017 was Butte Highlands Mining Company (“Butte”).  The name of the Company has been changed to IronClad Encryption Corporation (“IronClad”).

Butte was formed to explore and mine primarily for gold in the Butte Highlands’ “Only Chance” mine, south of Butte, Montana.  The Company was reorganized in October 1996 for the purpose of acquiring and developing additional mineral properties.  At the time of the 1996 reorganization, stockholders representing approximately 76% of the outstanding capital stock could not be located.  In order to obtain the quorum necessary for the special meetings of stockholders to authorize the reorganization, Butte obtained an order from the Superior Court of Spokane County, Washington appointing a trustee for the benefit of those stockholders who could not be located.

By May 17, 2007, eleven years after the reorganization and very limited results from its mining activities, the Company had disposed of all of its historical mineral properties or claims and eventually became a “shell company” under the rules of the Securities and Exchange Commission (“SEC”).

Now, following ten years of being a shell company with only nominal activity and limited cash or other assets, the business focus of Butte changed early in 2017.  Most notably the Company raised significant capital to implement its new business and financial plans to further develop the licensing and commercial use of its patented encryption software.  The change caused Butte to lose its previous shell company status.

The Company also changed its legal name of registration and state of incorporation to more appropriately reflect the fundamental change of its business to developing cyber encryption technology and away from its historical mining activities.  The terms “Company”, “IronClad” and “Butte” all refer to the same individual corporate entity, but the uses of the IronClad and Butte names are used to refer to different eras of the Company’s long history.  The historical eras generally coincide with the changes in business focus before and after the first weeks of 2017.

The business changes are a result of a common stock exchange transaction, accounted for as a “reverse merger”, between Butte and the owners of InterLok Key Management, Inc. (“InterLok”; at the time an independent and privately-held Texas corporation) whereby InterLok became a wholly-owned subsidiary of Butte.  Butte issued shares of its common stock in exchange for acquiring all of the common stock of InterLok.  At present, InterLok is the one and only subsidiary of the Company and InterLok’s patents and line of business now become the main basis of the business of the Company on a consolidated basis.

Along with the Company’s change of business came the Company’s adoption of IronClad Encryption Corporation (and the discontinuance of using the Butte name) as the name of what is now the parent corporation and the change of the state of incorporation to Nevada from Delaware.  The Company also has changed its stock market ticker symbol to “IRNC” from “BTHI” on one of the OTC Markets Group over-the-counter markets, OTC QB, where the Company’s shares have been and continue to be traded.

Description of Businesses—Present and Past

InterLok Key Management, Inc. (formerly InterLok Key Management, LLC) is a company in the business of developing and licensing the use of cyber software technology that encrypts data files and electronic communications.   Electronic file information and data transmissions are safeguarded from unauthorized access and their use is securely protected by perpetual authentication through the use of a single-key, dynamic synchronization of authentications keys.  InterLok was formed in Texas on June 12, 2006 and incorporated ten years later on June 16, 2016.

On January 6, 2017 InterLok entered into a Share Exchange Agreement ("Share Exchange") with Butte Highlands Mining Company.  Under the terms of the agreement, the stockholders of InterLok Key Management, Inc. exchanged all 56,655,891 outstanding shares of InterLok’s common stock for 56,655,891 shares of Class “A” common stock of Butte Highlands Mining Company.

The Share Exchange was treated as a “reverse merger” with InterLok Key Management, Inc. which is deemed—for accounting recognition purposes—as the accounting acquirer and Butte Highlands Mining Company deemed the accounting acquiree under the acquisition method of accounting. The reverse merger is deemed a recapitalization and the consolidated financial statements represent the substantive continuation of the operations and thus the financial statements of its subsidiary InterLok Key Management, Inc., while the capital structure (in terms of authorized preferred and common stock) of Butte Highlands Mining Company remains intact.

Principles of consolidation
The accompanying unaudited consolidated financial statements include the accounts of IronClad and its one subsidiary which is wholly-owned.  All intercompany accounts and transactions have been eliminated in consolidation.  The above unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information.

Accordingly, these unaudited interim consolidated financial statements do not include all of the disclosures required by generally accepted accounting principles in the United States of America for complete financial statements and the rules of the SEC.  These unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2016.

In the opinion of management, the unaudited interim consolidated financial statements furnished herein include all adjustments, all of which are of a normal recurring nature, necessary for a fair statement of the results for the interim periods presented.  Operating results for the six month period ended June 30, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

IronClad Encryption Corporation, formerly Butte Highlands Mining Company (hereinafter “Butte” or “the Company”) was incorporated in May 1929 under the laws of the State of Delaware for the purpose of exploring and mining the Butte Highland’s (Only Chance) Mine, south of Butte, Montana.  The Company was reorganized in October 1996 for the purpose of acquiring and developing mineral properties.  As of the date of reorganization, stockholders representing approximately 76% of the outstanding capital stock could not be located.  In order to obtain the quorum necessary for the special meetings, the Company obtained an order from the Superior Court of Spokane County, Washington appointing a trustee for the benefit of those stockholders which could not be located.

As of May 17, 2007 the Company had disposed of all of its historical mineral properties or claims, and reentered the development stage. On January 6, 2017, we changed the focus of our business when we acquired all of the ownership interests of InterLok Key Management, Inc., a Texas corporation engaged in the business of developing and licensing its patented key based encryption methods.

Attempts to safeguard information from unauthorized use have met with limited success. The increasing number of data thefts and security breaches, as well as new and pending legislation is driving many businesses to shift their focus and make data security a top priority.

Stronger encryption is a key component to the overall solution to this problem. InterLok was formed to develop and license a new approach that enhances the strength of today’s key-based encryption methods. Through its patented Dynamic Synchronous Key Management technology, InterLok brings innovation to data encryption security. Its solutions increase the effectiveness of current encryption products. InterLok’s unique design also prevents hacker attacks by providing perpetual authentication for communication sessions. As the next generation data security leader, InterLok technology addresses current market perception of encryption: cost, implementation and human interaction. As of March 28, 2017 InterLok is a wholly owned subsidiary of IronClad Encryption Corporation.